As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

The Merger Fund
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Shares		Value
LONG INVESTMENTS - 92.00%
COMMON STOCKS - 55.90%
	ALUMINUM - 1.06%
3,657,000	Alcoa, Inc. (e)	$37,081,980
	AUTO COMPONENTS - 0.95%
713,100	Johnson Controls International plc (b)(e)	33,180,545
	AUTOMOBILE MANUFACTURERS - 0.41%
455,100	General Motors Company (e)	14,458,527
	BROADCASTING - 2.28%
733,537	CBS Corporation Class B (e)	40,153,815
655,765	Liberty SiriusXM Group Class A (a)	22,282,895
929,667	Media General, Inc. (a)	17,133,763
		79,570,473
	CASINOS & GAMING - 0.03%
52,011	Isle of Capri Casinos, Inc. (a)	1,158,805
	DIVERSIFIED CHEMICALS - 1.82%
1,225,729	The Dow Chemical Company (e)	63,529,534
	DRUG RETAIL - 0.43%
1,955,354	Rite Aid Corporation (a)	15,036,672
	FERTILIZERS & AGRICULTURAL CHEMICALS - 2.45%
132,400	Monsanto Company (e)	13,531,280
819,701	Syngenta AG - ADR	71,805,808
		85,337,088
	HEALTH CARE EQUIPMENT - 3.29%
1,439,097	St. Jude Medical, Inc.	114,782,377
	HEALTH CARE SERVICES - 0.03%
51,991	Envision Healthcare Holdings, Inc. (a)	1,157,840
	HOTELS, RESORTS & CRUISE LINES - 2.30%
1,848,600	Hilton Worldwide Holdings, Inc. (e)	42,388,398
564,580	Marriott International, Inc. Class A (e)	38,013,158
		80,401,556
	HOUSEHOLD PRODUCTS - 1.76%
683,252	The Procter & Gamble Company (d)(g)	61,498,057
	HOUSEWARES & SPECIALTIES - 3.65%
2,025,678	Jarden Corporation (a)(d)(g)	127,331,688
	INTERNET SOFTWARE & SERVICES - 10.95%
956,227	LinkedIn Corporation Class A (a)(e)	182,754,104
4,623,765	Yahoo!, Inc. (a)(e)	199,284,272
		382,038,376
	LEISURE FACILITIES - 0.20%
241,964	Whistler Blackcomb Holdings, Inc. (b)	6,897,712
	LIFE SCIENCES TOOLS & SERVICES - 0.40%
172,974	Quintiles Transnational Holdings, Inc. (a)	14,021,272
	MOVIES & ENTERTAINMENT - 0.00%
220,167	SFX Entertainment, Inc. (a)	3,325
	MULTI-LINE INSURANCE - 2.57%
1,511,787	American International Group, Inc. (e)	89,709,441
	OIL & GAS EQUIPMENT & SERVICES - 1.09%
1,270,141	FMC Technologies, Inc. (a)(d)(f)	38,180,438
	OIL & GAS REFINING & MARKETING - 0.16%
604,197	Showa Shell Sekiyu K.K. (b)	5,570,970
	OIL & GAS STORAGE & TRANSPORTATION - 1.68%
2,276,354	Columbia Pipeline Group, Inc. (d)(g)	58,640,177
	PACKAGED FOODS & MEATS - 1.02%
569,300	Conagra Brands, Inc. (e)	26,819,723
160,354	The WhiteWave Foods Company (a)	8,728,068
		35,547,791
	PHARMACEUTICALS - 0.56%
84,500	Allergan plc (a)(b)(e)	19,461,195
	REGIONAL BANKS - 1.89%
504,800	CIT Group, Inc. (e)	18,324,240
1,037,266	PrivateBancorp, Inc.	47,631,255
		65,955,495
	REITs - 1.45%
387,983	NorthStar Realty Finance Corporation	5,109,736
84,445	Parkway Properties, Inc.	1,436,409
1,952,634	Starwood Property Trust, Inc.	43,973,318
		50,519,463
	SEMICONDUCTORS - 4.51%
2,217,213	KLA-Tenor Corporation (e)	154,561,918
49,612	Linear Technology Corporation	2,941,496
		157,503,414

	SPECIAL PURPOSE ACQUISITION COMPANY - 0.12%
395,952	KLR Energy Acquisition Corporation Class A (a)	4,007,034
	SPECIALTY CHEMICALS - 3.78%
1,449,734	Chemtura Corporation (a)	47,565,773
794,662	The Valspar Corporation	84,289,798
		131,855,571
	SYSTEMS SOFTWARE - 1.14%
832,559	Dell Technologies, Inc. Class V (a)	39,796,326
	TECHNOLOGY DISTRIBUTIONS - 3.72%
3,640,809	Ingram Micro, Inc. Class A	129,831,249
	THRIFTS & MORTGAGE FINANCE - 0.20%
355,975	EverBank Financial Corporation	6,891,676
	TOTAL COMMON STOCKS (Cost $2,007,738,022)	1,950,956,067

CLOSED-END FUNDS - 1.72%
3,558,856	American Capital Ltd.(a)	60,180,255
	TOTAL CLOSED-END FUNDS (Cost $57,683,027)	60,180,255

CONTINGENT VALUE RIGHTS - 0.03%
1,713,496	Casa Ley, S.A. de C.V. (a)(g)	599,723
77,699	Leap Wireless International, Inc. (a)(g)	248,637
1,713,496	Property Development Centers LLC (a)(g)	85,675
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	934,035

Principal Amount
CORPORATE BONDS - 3.97% (f)
	Aeropuertos Dominicanos Siglo XXI, S.A.
$3,385,000	9.250%, 11/13/2019 (b)(i)	3,564,405
	Alere, Inc.
4,496,000	6.500%, 6/15/2020	4,518,480
	Elizabeth Arden, Inc.
24,603,000	7.375%, 3/15/2021	25,494,859
	Energy Future Intermediate Holding Company LLC
10,065,404	11.000%, 10/1/2021 (h)	12,179,139
54,228,298	11.750%, 3/1/2022 (h)(i)	66,768,592
	LIN Television Corporation
19,729,000	5.875%, 11/15/2022	20,764,772
	Rackspace Hosting, Inc.
4,824,000	6.500%, 1/15/2024 (i)	5,318,460
	TOTAL CORPORATE BONDS (Cost $127,814,730)	138,608,707

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.01%
	SPDR S&P 500 ETF Trust
1,989	Expiration: November 2016, Exercise Price: $221.00	312,273
		312,273
PURCHASED PUT OPTIONS - 0.65%
	Alcoa, Inc.
9,812	Expiration: October 2016, Exercise Price: $6.00	14,718
26,758	Expiration: October 2016, Exercise Price: $7.00	26,758
	Allergan plc
845	Expiration: November 2016, Exercise Price: $215.00	371,800
	American International Group, Inc.
9,624	Expiration: October 2016, Exercise Price: $52.50	48,120
276	Expiration: November 2016, Exercise Price: $52.50	8,556
	CBS Corporation Class B
12,211	Expiration: October 2016, Exercise Price: $47.50	146,532
	CIT Group, Inc.
5,048	Expiration: November 2016, Exercise Price: $31.00	196,872
	Conagra Brands, Inc.
5,693	Expiration: December 2016, Exercise Price: $38.00	113,860
	The Dow Chemical Company
10,911	Expiration: December 2016, Exercise Price: $45.00	490,995
	General Motors Company
2,449	Expiration: December 2016, Exercise Price: $28.00	95,511
	Hilton Worldwide Holdings, Inc.
4,899	Expiration: November 2016, Exercise Price: $19.00	97,980
13,587	Expiration: November 2016, Exercise Price: $20.00	339,675
	Johnson Controls International plc
1,844	Expiration: October 2016, Exercise Price: $40.00	25,816
5,287	Expiration: October 2016, Exercise Price: $41.00	84,592
	Monsanto Company
1,324	Expiration: October 2016, Exercise Price: $95.00	16,550

	The Procter & Gamble Company
5,941	Expiration: October 2016, Exercise Price: $120.00	18,001,230
	SPDR S&P 500 ETF Trust
2,858	Expiration: October 2016, Exercise Price: $214.00	480,144
2,735	Expiration: October 2016, Exercise Price: $219.00	1,005,112
1,642	Expiration: November 2016, Exercise Price: $218.00	779,129
		22,343,950
	TOTAL PURCHASED OPTIONS (Cost $25,902,808)	22,656,223

Principal Amount
ESCROW NOTES - 0.03%
$1,243,406	AMR Corporation (a)(d)(g)	1,156,368
	TOTAL ESCROW NOTES (Cost $679,555)	1,156,368

Shares
SHORT-TERM INVESTMENTS - 29.69%
170,709,000	First American Government Obligations Fund, Institutional Share Class, 0.24% (c)(e)	170,709,000
170,709,000	First American Treasury Obligations Fund, Institutional Share Class, 0.21% (c)(e)	170,709,000
170,709,000	The Government & Agency Portfolio, Institutional Share Class, 0.31% (c)	170,709,000
170,709,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Share Class, 0.29% (c)	170,709,000
170,709,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Share Class, 0.22% (c)	170,709,000
12,000,000	Treasury Obligations Portfolio, Institutional Share Class, 0.12% (c)	12,000,000
170,709,000	The Treasury Portfolio, Institutional Share Class, 0.23% (c)	170,709,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,036,254,000)	1,036,254,000
	TOTAL LONG INVESTMENTS (Cost $3,256,072,142) - 92.00%	3,210,745,655

SHORT INVESTMENTS - (15.69)%
SHORT COMMON STOCKS - (14.93)%
	AIRLINES - (0.07)%
(65,211)	American Airlines Group, Inc.	(2,387,375)
	BROADCASTING - (0.19)%
(116,102)	Nexstar Broadcasting Group, Inc. Class A	(6,700,246)
	CABLE & SATELLITE - (0.74)%
(6,174,406)	Sirius XM Holdings, Inc.	(25,747,273)
	CASINOS & GAMING - (0.01)%
(35,780)	Eldorado Resorts, Inc.	(503,067)
	DIVERSIFIED BANKS - (0.84)%
(379,324)	Canadian Imperial Bank of Commerce (b)	(29,408,990)
	DIVERSIFIED CHEMICALS - (0.20)%
(134,629)	The Dow Chemical Company	(6,977,821)
	HEALTH CARE EQUIPMENT - (1.51)%
(1,249,845)	Abbott Laboratories	(52,855,945)
	HEALTH CARE SERVICES - (0.03)%
(17,364)	AmSurg Corporation	(1,164,256)
	HEALTH CARE TECHNOLOGY - (0.41)%
(450,601)	IMS Health Holdings, Inc.	(14,121,835)
	INTERNET SOFTWARE & SERVICES - (5.58)%
(1,840,016)	Alibaba Group Holding Ltd. - ADR	(194,655,293)
	LEISURE FACILITIES - (0.38)%
(83,801)	Vail Resorts, Inc.	(13,146,701)
	OIL & GAS REFINING & MARKETING - (0.18)%
(302,009)	Idemitsu Kosan Company, Ltd. (b)	(6,194,751)
	REITs - (0.19)%
(290,965)	Colony Capital, Inc. Class A	(5,304,292)
(137,644)	Cousins Properties, Inc.	(1,437,003)
		(6,741,295)
	SEMICONDUCTORS - (3.03)%
(11,515)	Analog Devices, Inc.	(742,142)
(1,108,734)	Lam Research Corporation	(105,008,197)
		(105,750,339)
	SOFTWARE - (1.57)%
(746,319)	VMware, Inc. Class A	(54,742,499)
	TOTAL SHORT COMMON STOCKS (Proceeds $427,631,542)	(521,097,686)

SHORT CLOSED-END FUNDS - (0.76)%
(1,710,009)	Ares Capital Corporation	(26,505,139)
	TOTAL SHORT CLOSED-END FUNDS
	(Proceeds $25,239,708)	(26,505,139)
	TOTAL SHORT INVESTMENTS
	(Proceeds $452,871,250) - (15.69)%	(547,602,825)
	TOTAL NET INVESTMENTS
	(Cost $2,803,200,892) - 76.31%	2,663,142,830
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.69%	826,976,935
	TOTAL NET ASSETS - 100.00%	$3,490,119,765

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
plc -	Public Limited Company
REITs -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (k) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (k) on the Schedule of Investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2016, these securities represent 2.17% of total net assets.
(j)	The cost basis of long investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of long investments	$3,256,072,142
Long investment gross unrealized appreciation	$133,598,598
Long investment gross unrealized depreciation	(178,925,085)
Long investment net unrealized depreciation	$(45,326,487)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report

(k)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2016, securities fair valued in good faith based on the absolute value of long and short investments, and unrealized appreciation (depreciation) of swap contracts represented 8.30% of net assets.

The Fund has performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2016. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,665,305,707	$38,180,438	$247,469,922	$1,950,956,067
Closed-End Funds	60,180,255	-	-	60,180,255
Contingent Value Rights	-	-	934,035	934,035
Corporate Bonds	-	138,608,707	-	138,608,707
Purchased Option Contracts	22,656,223	-	-	22,656,223
Escrow Notes	-	-	1,156,368	1,156,368
Short-Term Investments	1,036,254,000	-	-	1,036,254,000
Forward Currency Exchange Contracts**	-	18,762,248	-	18,762,248
Swap Contracts**	-	6,873,853	-	6,873,853
Total	$2,784,396,185	$202,425,246	$249,560,325	$3,236,381,756

Liabilities
Short Common Stock*	$521,097,686	$-	$-	$521,097,686
Short Closed-End Funds	26,505,139	-	-	26,505,139
Written Option Contracts	27,724,803	-	-	27,724,803
Swap Contracts**	-	5,736,623	-	5,736,623
Total	$575,327,628	$5,736,623	$-	$581,064,251

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2016, the value of these securities held by the Fund were $249,560,325. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described below. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker due diligence, unchanged price review and consideration of macro or security specific event.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2015	$-	$1,144,234	$1,616,428	$2,760,662
Purchases on Investments	118,362,906	-	-	118,362,906
(Sales) of Investments	-	-	-	-
Transfers Into Level 3	127,331,688	-	-	127,331,688
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	1,775,328	(210,199)	(460,060)	1,105,069
Balance as of September 30, 2016	$247,469,922	$934,035	$1,156,368	$249,560,325

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2016 totals $1,105,069. For the nine months ended September 30, 2016, the Fund transferred $127,331,688 from Level 1 investments to Level 3 investments due to a change in the valuation technique. There were no transfers into or out of Level 2 investments during the reporting period. Transfers are recorded at the end of the reporting period.

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2016 are as follows:

Description	Fair Value at September 30, 2016	Valuation Technique	Unobservable Input	Range
Common Stock	$ 61,498,057	Model	Likelihood of Receipt Value	88.74-90.01
Common Stock	$ 127,331,688	Model	Likelihood of Receipt Value	62.67-63.95
Common Stock	$ 58,640,177	Model	Likelihood of Receipt Value	25.50-25.76
Contingent Value Rights	$ 599,723	Broker Quote	No Active Market	0.30 - 0.50
Contingent Value Rights	$ 248,637	Broker Quote	No Active Market	3.10 - 3.30
Contingent Value Rights	$ 85,675	Broker Quote	No Active Market	0.00 - 0.05
Escrow Notes	$ 1,156,368	Broker Quote	No Active Market	0.88 - 0.98

(l)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2016.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2016 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$22,656,223	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	27,724,803
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	18,762,248	Schedule of Forward Currency Exchange Contracts	-
Swap Contracts	Schedule of Swap Contracts	6,873,853	Schedule of Swap Contracts	5,736,623
Total		$48,292,324		$33,461,426

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2016 (Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	Alcoa, Inc.
9,812	Expiration: October 2016, Exercise Price: $8.00	$2,104,674
26,758	Expiration: October 2016, Exercise Price: $9.00	3,251,097
	Allergan plc
802	Expiration: November 2016, Exercise Price: $235.00	633,580
	American International Group, Inc.
4,296	Expiration: October 2016, Exercise Price: $55.00	1,933,200
10,362	Expiration: October 2016, Exercise Price: $57.50	2,321,088
276	Expiration: November 2016, Exercise Price: $57.50	81,558
	CBS Corporation Class B
12,211	Expiration: October 2016, Exercise Price: $52.50	3,296,970
	CIT Group, Inc.
5,048	Expiration: November 2016, Exercise Price: $34.00	1,640,600
	Conagra Brands, Inc.
5,693	Expiration: December 2016, Exercise Price: $42.00	3,131,150
	The Dow Chemical Company
10,911	Expiration: December 2016, Exercise Price: $52.50	1,843,959
	General Motors Company
1,629	Expiration: November 2016, Exercise Price: $32.00	170,230
2,449	Expiration: December 2016, Exercise Price: $31.00	435,922
	Hilton Worldwide Holdings, Inc.
4,654	Expiration: November 2016, Exercise Price: $22.00	663,195
12,228	Expiration: November 2016, Exercise Price: $23.00	1,008,810
	Johnson Controls International plc
2,632	Expiration: October 2016, Exercise Price: $44.00	733,012
4,207	Expiration: October 2016, Exercise Price: $45.00	862,435
	KLA-Tenor Corporation
2,586	Expiration: November 2016, Exercise Price: $70.00	646,500
	Marriott International, Inc. Class A
4,633	Expiration: October 2016, Exercise Price: $67.50	590,708
1,014	Expiration: October 2016, Exercise Price: $70.00	48,672
	Monsanto Company
1,324	Expiration: October 2016, Exercise Price: $105.00	51,636
	The Procter & Gamble Company
5,941	Expiration: October 2016, Exercise Price: $120.00	5,941
	SPDR S&P 500 ETF Trust
1,990	Expiration: November 2016, Exercise Price: $210.00	1,733,290
		27,188,227

PUT OPTIONS WRITTEN
	Alibaba Group Holding Ltd.
236	Expiration: November 2016, Exercise Price: $90.00	18,644
268	Expiration: November 2016, Exercise Price: $95.00	43,416
	Lam Research Corporation
406	Expiration: October 2016, Exercise Price: $95.00	111,650
	SPDR S&P 500 ETF Trust
5,742	Expiration: October 2016, Exercise Price: $204.00	200,970
1,652	Expiration: November 2016, Exercise Price: $200.00	161,896
		536,576
	TOTAL OPTIONS WRITTEN
	(Premiums received $28,999,419)	$27,724,803

ETF -	Exchange-Traded Fund
plc -	Public Limited Company

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2016 (Unaudited)

Settlement Date	Currency to be Delivered		USD Value at September 30, 2016	Currency to be Received		USD Value at September 30, 2016	Unrealized Appreciation (Depreciation)**
11/2/2016	32,552,970	CAD	$24,818,951	24,847,226	USD	$24,847,226	$28,275
10/4/2016	176,021,920	GBP	228,171,492	246,940,737	USD	246,940,737	18,769,245
10/4/2016	228,280,246	USD	228,280,246	176,021,920	GBP	228,171,493	(108,753)
10/12/2016	138,413,052	GBP	179,451,757	182,858,230	USD	182,858,230	3,406,473
10/12/2016	182,863,756	USD	182,863,756	138,413,052	GBP	179,451,757	(3,411,999)
10/25/2016	171,945,460	GBP	222,985,981	223,064,759	USD	223,064,759	78,778
10/4/2016	12,891,483	HKD	1,662,113	1,663,331	USD	1,663,331	1,218
10/4/2016	1,663,102	USD	1,663,102	12,891,483	HKD	1,662,113	(989)
			$1,069,897,398			$1,088,659,646	$18,762,248

CAD -	Canadian Dollar
GBP -	British Pound
HKD -	Hong Kong Dollar
USD -	U.S. Dollar
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2016 (Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional Amount	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
10/5/2016	CBS Corporation Class B	487,563	$19,244,112	$7,402,192	BAML
8/5/2017	FMC Technologies, Inc. (a)	131,870	3,413,837	543,801	BAML
12/11/2016	SABMiller plc	3,821,108	228,260,182	(5,736,623)	JPM
2/11/2017	Syngenta AG (a)	53,662	21,643,961	2,499,659	BAML
9/27/2017	Whistler Blackcomb Holdings, Inc.	624,728	17,389,965	417,963	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
8/5/2017	Technip SA	(701,003)	(39,039,980)	(3,989,762)	BAML
				$1,137,229

BAML -	Bank of America Merrill Lynch & Co., Inc.
JPM -	JPMorgan Chase & Co., Inc.
plc -	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Merger Fund

By (Signature and Title    /s/ Michael T. Shannon
Michael T. Shannon, Co-President
Date  November 28, 2016

By (Signature and Title)  /s/ Roy Behren
Roy Behren, Co-President and Treasurer
Date  November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*    /s/ Michael T. Shannon
  Michael T. Shannon, Co-President

Date  November 28, 2016

By (Signature and Title)*   /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date  November 28, 2016

* Print the name and title of each signing officer under his or her signature.